RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Sale of goods		$ 53,538	$ 2,898,698	$ 3,140,734
Jinko and its subsidiaries [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Sale of goods	[1]	$ 53,538	2,898,698	2,884,843
Purchase of raw materials	[1]		90,409	18,344,180
Zhejiang Yaohui [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Purchase of raw materials	[2]	$ 4,581,029	5,759,079	4,955,620
Zhejiang Yuhuan [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Rental payment	[3]	5,236	3,246	3,253
Rental expense	[3]	67,566	70,107	$ 70,270
Champion era enterprises limited [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Proceed from loan	[4]	3,000,000	$ 4,000,000
Repayment	[4]	$ 7,000,000
Jiashan Kaiwo [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Purchase of raw materials	[5]			$ 211,235

[1]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)
[2]	The brother of HR VP and shareholder of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd. (“Zhejiang Yaohui”)
[3]	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
[4]	Champion era enterprises Ltd. is controlled by Xianshou Li. The annualized interest rate of the loan is 5%, and the maturity of the loans are six and three months respectively for the loans during the years ended December 31, 2014 and 2015.
[5]	Jiashan Kaiwo Trading Co., Ltd. (“Jiashan Kaiwo”) is controlled by Xianshou Li.